Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Net sales	$ 24,537	$ 24,669	$ 24,412
Costs and expenses:
Cost of sales	14,379	14,717	14,644
Selling, general and administrative expenses	5,715	5,648	5,436
Goodwill impairment	508	528	592
Other deductions, net	393	362	401
Interest expense, net of interest income of: 2014, $24; 2013, $16; 2012, $17	194	218	224
Earnings before income taxes	3,348	3,196	3,115
Income taxes	1,164	1,130	1,091
Net earnings	2,184	2,066	2,024
Less: Noncontrolling interests in earnings of subsidiaries	37	62	56
Net earnings common stockholders	$ 2,147	$ 2,004	$ 1,968
Basic earnings per common share common stockholders	$ 3.05	$ 2.78	$ 2.68
Diluted earnings per common share common stockholders	$ 3.03	$ 2.76	$ 2.67